UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-01685
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine    Westport, CT           08/13/01
       ------------------------   ---------------------  ----------
             [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-01685
           -------------        --------------------------------------------
        [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             28
                                               -------------

Form 13F Information Table Value Total:      $ 254,656
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER
4, GREG LEWIN, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     ------        -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- ---------------  -------------  -------- ---------------- ---------- -------- ----------------
                                                     VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS      CUSIP      (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES      COMMON      002824100       16,803,500    350,000          X         X            X
------------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106       33,805,161  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100       17,115,000    700,000          X         X            X
------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS INC CL A      16117M107       11,675,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200       13,020,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMM        206784100        2,500,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104        8,133,125    812,500          X         X            X
------------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COMMON      26874Q100        2,340,000    100,000          X         X            X
------------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC. COMMON      G3223R108       26,554,000    355,000          X         X            X
------------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109          768,000    320,000          X         X            X
------------------------------------------------------------------------------------------------------------------
GLOBAL MARINE INC COM    COMMON      379352404        7,452,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------------
JDN REALTY CORP          COMMON      465917102        3,400,000    250,000          X         X            X
------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COMMON      478160104       40,000,000    800,000          X         X            X
------------------------------------------------------------------------------------------------------------------
MERCATOR SOFTWARE INC.   COMMON      587587106          596,106    239,400          X         X            X
------------------------------------------------------------------------------------------------------------------
MONSANTO COMPANY         COMMON      61166W101        5,550,000    150,000          X         X            X
------------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      629407107        7,109,500    590,000          X         X            X
------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106        3,490,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC.  COMMON      694396102        3,309,552    676,800          X         X            X
------------------------------------------------------------------------------------------------------------------
PHILADELPHIA SUBURBAN CORP COMMON    718009608        7,968,750    312,500          X         X            X
------------------------------------------------------------------------------------------------------------------
PHOENIX COMPANIES INC    COMMON      71902E109          930,000     50,000          X         X            X
------------------------------------------------------------------------------------------------------------------
SANTA FE INTERNAT'L CORP COMMON      G7805C108        1,450,000     50,000          X         X            X
------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC      COMMON      790849103        6,000,000    100,000          X         X            X
------------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103       11,322,000    170,000          X         X            X
------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX   COMMON      G90078109        2,062,500     50,000          X         X            X
------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC     COMMON      911905957          710,100     30,000(P)       X         X            X
------------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102       10,245,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103        5,517,000    900,000          X         X            X
------------------------------------------------------------------------------------------------------------------
WORLDCOM INC-MCI GROUP   COMMON      98157D304        4,830,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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